12. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	6 Months Ended		7 Months Ended	6 Months Ended	7 Months Ended	6 Months Ended			7 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Debt Discount	Dec. 31, 2013 Debt Discount	Jun. 30, 2014 Accrued Interest	Jun. 30, 2014 Principal Balance	Dec. 01, 2013 Principal Balance	Dec. 31, 2013 ConvertibleNotes Payable, Net	Dec. 31, 2014 Debt Discount one
June 5, 2013 (Inception)
Balance at December 31, 2013	616,177			(84,694)		871	700,000	615,306		(84,694)
Issued during the period	0			(1,605,000)		0	1,605,000
Converted into shares of common stock	(258,669)			0		(3,669)	(255,000)
8% convertible notes issued December 31,2013	(258,669)			0		(3,669)	(255,000)
Amortization of debt discount	417,881			417,881	794	0	0		794
Payment of loan principal	(3,178)			0		0	(3,178)
Interest accrued during the period	49,274			0		49,274	0
Interest paid during the period	(44,612)	0		0		(44,612)	0
Balance at June 30, 2014	775,009		616,177	(1,271,813)	(84,694)	0	2,046,822	615,306	700,000	(84,694)
Less: Current portion	(5,927)			0		0	(5,927)	(5,356)	(5,356)
Long term debt	$ 770,946			$ (1,271,813)		$ 1,864	$ 2,040,895	$ 609,950	$ 694,644	$ (84,694)